Investments (Tables)	9 Months Ended
Sep. 30, 2012
Changes in Equity Attributable to Intelsat and Equity Attributable to Noncontrolling Interests

The following tables present changes in equity attributable to Intelsat and equity attributable to our noncontrolling interests, which is included in the equity section of our condensed consolidated balance sheet (in thousands):

	Intelsat S.A. Shareholder’s Deficit	Non-redeemable Noncontrolling Interest	Total Shareholder’s Deficit

Balance at January 1, 2011	$(698,941)	$1,902	$(697,039)
Net income (loss)	(432,888)	1,136	(431,752)
Liabilities assumed by parent and other contributed capital	8,385	—	8,385
Consolidation of Horizons Holdings	—	49,263	49,263
Dividends paid to noncontrolling interests	—	(1,375)	(1,375)
Mark to market adjustment for redeemable noncontrolling interest	15,090	—	15,090
Pension/postretirement liability adjustment	(35,080)	—	(35,080)
Other comprehensive income	59	—	59

Balance at December 31, 2011	$(1,143,375)	$50,926	$(1,092,449)

	Intelsat S.A. Shareholder’s Deficit	Non-redeemable Noncontrolling Interest	Total Shareholder’s Deficit

Balance at January 1, 2012	$(1,143,375)	$50,926	$(1,092,449)
Net income (loss)	(24,449)	839	(23,610)
Liabilities assumed by parent and other contributed capital	1,062	—	1,062
Dividends paid to noncontrolling interests	—	(2,255)	(2,255)
Mark to market adjustment for redeemable noncontrolling interest	268	—	268
Pension/postretirement liability adjustment	2,251	—	2,251
Other comprehensive income	304	—	304

Balance at March 31, 2012	$(1,163,939)	$49,510	$(1,114,429)

Net income (loss)	(84,009)	913	(83,096)
Liabilities assumed by parent and other contributed capital	2,266	—	2,266
Dividends paid to noncontrolling interests	—	(2,418)	(2,418)
Mark to market adjustment for redeemable noncontrolling interest	(3,845)	—	(3,845)
Pension/postretirement liability adjustment	2,251	—	2,251
Other comprehensive loss	(86)	—	(86)

Balance at June 30, 2012	$(1,247,362)	$48,005	$(1,199,357)

Net income (loss)	(34,483)	835	(33,648)
Liabilities assumed by parent and other contributed capital	1,062	—	1,062
Dividends paid to noncontrolling interests	—	(2,109)	(2,109)
Mark to market adjustment for redeemable noncontrolling interest	(4,086)	—	(4,086)
Pension/postretirement liability adjustment	(1,638)	—	(1,638)
Other comprehensive loss	(29)	—	(29)
Capital contribution from parent	21,000		21,000

Balance at September 30, 2012	$(1,265,536)	$46,731	$(1,218,805)